Offerings	Jan. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.250% Fixed Rate Reset Noncumulative Preferred Stock, Series II
Amount Registered | shares	920,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 920,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 127,052.00
Offering Note	No separate consideration will be received by the Registrant for the depositary shares.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, Each Representing a 1/1000th Interest in a Share of 6.250% Noncumulative Preferred Stock, Series II
Amount Registered | shares	36,800,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant for the depositary shares.